Notes Payable	6 Months Ended
Jul. 31, 2012
Notes Payable [Abstract]
Notes Payable

Note 5 - Notes Payable

On July 19, 2012 (the "Closing"), Jammin Java Corp. and TCA Global Credit Master Fund, LP, a Cayman Islands limited partnership ("TCA") entered into a credit agreement with an effective date of June 29, 2012 (the "Credit Agreement"). Pursuant to the Credit Agreement, TCA agreed to loan the Company up to $2 million for working capital purposes, based on the amount of eligible accounts receivable the Company provides TCA the rights to in order to secure the repayment of the amounts borrowed under the Credit Agreement. A total of $350,000 was funded by TCA in connection with the Closing. The amounts borrowed pursuant to the Credit Agreement are evidenced by a Revolving Note (the "Revolving Note"), the repayment of which is secured by a Security Agreement. Pursuant to the Security Agreement, the repayment of the Revolving Note is secured by a security interest in substantially all of the Company's assets in favor of TCA. The initial Revolving Note in the principal amount of $350,000 is due and payable on July 18, 2013, with interest at the rate of 12% per annum, increasing to 18% per annum upon the occurrence of an event of default.

Additionally, upon the occurrence of an event of default under the Credit Agreement or the Revolving Note, TCA may convert all or any portion of the outstanding principal, accrued and unpaid interest, and any other sums due and payable under the Revolving Note into shares of common stock at a conversion price equal to 85% of the lowest daily volume weighted average price of common stock during the five (5) trading days immediately prior to such applicable conversion date, in each case subject to TCA not being able to beneficially own more than 4.99% of outstanding common stock upon any conversion. Because the conversion feature requires the Company to issue a variable number of shares for settlement, such feature is deemed as a derivative liability and reflected as a debt discount valued at $59,850.

The Company has the right to prepay the Revolving Note, in whole or in part, provided, that the Company pays TCA an amount equal to the then outstanding amount of the Revolving Note plus 5% for repayments up until 180 days following the Closing and the then outstanding amount of the Revolving Note plus 2.5% for repayments subsequent to 180 days following the Closing.

The Company also agreed to pay TCA various fees during the term of the Credit Agreement, including a $1,500 asset monitoring fee (which increases as additional amounts are borrowed under the Credit Agreement) due each quarter that the Credit Agreement is outstanding, a transaction advisory fee of 4% of any amounts borrowed under the Credit Agreement, and a collection fee equal to 0.875% for receivables outstanding and received by the Company within 30 days of the invoice date therefor, 1.625% for receivables outstanding and received by the Company between 31-60 days of the invoice date therefor, and 2.25% for receivables outstanding and received by the Company between 61-90 days of the invoice date therefor. The Company also paid TCA due diligence and document review fees of $25,000 in connection with the closing. In total, the Company paid $57,575 in fees and closing costs in connection with the Closing, which have been reflected in the other current assets section of the balance sheet and as such, the Company netted $292,425 in connection with the Closing.

The Company also agreed to pay TCA a fee of $100,000, payable in shares of our common stock (initially equal to 588,235 shares of common stock) (the "Fee Facility Shares"). The number of Fee Facility Shares are adjusted upon the earlier of (a) the date that all Fee Facility Shares are sold or (b) 12 months after the Closing, such that the total value realized by TCA in connection with the sale of the Fee Facility Shares is equal to $100,000. Additionally, in the event that TCA determines in its sole and absolute discretion, at any time that the Facility Fee Shares are not likely to be monetized for at least $100,000, TCA can request that the Company redeem the Fee Facility Shares then held by TCA for six (6) equal monthly payments totaling in aggregate $100,000 minus the total value received by TCA through the sale of such Fee Facility Shares. These shares were subsequently issued in August 2012. The Fee Facility fee is reflected in the deferred financing costs section of the balance sheet and is amortized over the term of the loan.

During the term of the Credit Agreement, the Company is prohibited from incurring any indebtedness (other than in connection with the Credit Agreement or as otherwise approved by TCA), making any new investments, creating any encumbrances on our assets, permitting a change in control of the Company, issuing any shares of common stock (other than as otherwise approved by TCA and/or in connection with the issuance of up to fifteen percent (15%) of the Company's issued and outstanding common stock towards employee stock option plans or acquisitions), affecting any transactions with affiliates of the Company or undertaking certain other actions as described in greater detail in the Credit Agreement, except in the usual course of business.